Summary of significant accounting policies Summary of significant accounting policies (Consolidated Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Balance Sheet
Deferred income taxes	$ 58,334	$ 74,299		$ 75,854
Accrued payroll and other liabilities - current	94,166	119,088		119,427
Accrued payroll and other liabilities - non-current	35,322	29,366		34,378
Retained earnings	413,074	401,134		397,338
Income Statement
Revenues	3,081,571	3,319,525	$ 2,928,630
Income tax expense	(48,136)	(53,314)	(59,641)
Franchise
Income Statement
Revenues	148,962	157,269	$ 125,296
Balances Without Adoption of ASC 606
Balance Sheet
Deferred income taxes	56,522
Accrued payroll and other liabilities - current	93,770
Accrued payroll and other liabilities - non-current	29,495
Retained earnings	417,485
Income Statement
Income tax expense	(48,393)
Balances Without Adoption of ASC 606 | Franchise
Income Statement
Revenues	149,834
Previously Reported
Balance Sheet
Deferred income taxes		74,299
Accrued payroll and other liabilities - current		119,088
Accrued payroll and other liabilities - non-current		29,366
Retained earnings		401,134
Accounting Standards Update 2014-09 | Effect of Change
Balance Sheet
Deferred income taxes	1,812
Accrued payroll and other liabilities - current	396
Accrued payroll and other liabilities - non-current	5,827
Retained earnings	(4,411)
Income Statement
Income tax expense	257
Accounting Standards Update 2014-09 | Effect of Change | Franchise
Income Statement
Revenues	$ (872)
Accounting Standards Update 2014-09 | Restatement Adjustment
Balance Sheet
Deferred income taxes		1,555		$ 1,555
Accrued payroll and other liabilities - current		339
Accrued payroll and other liabilities - non-current		5,012
Retained earnings		$ (3,796)